Segment Information - Schedule of Operating Segment (Details) - CODM [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 1,106,819	$ 2,204,720	$ 9,261,583	$ 8,932,751
Cost of revenues	931,519	1,892,403	12,066,778	9,881,622
Salary and benefits expenses	385,803	439,200	1,883,893	1,388,987
Professional fees	535,122	316,567	2,320,041	861,056
Stock-based compensation	82,537	171,897	1,413,458
Other selling, general and administrative	309,649	397,585	1,516,728	908,952
Provision for credit losses	23,283	(10,215)	408,569	907,021
Goodwill impairment loss				1,023,533
Interest expense, net	897,017	302,389	2,301,600	847,191
Non cash finance expense		1,000,000	1,000,000
Loss on loan extinguishment	(40,000)		8,417	233,450
Income taxes	1,700	1,700	5,100	218,358
Other segment (income) expense			(9,661)	752
Net loss	$ (2,019,811)	$ (2,306,806)	$ (13,653,340)	$ (7,338,171)